Schedule of Investments (unaudited)	iShares® Yield Optimized Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 27.5%
iShares 10-20 Year Treasury Bond ETF(a)(b)	206,139	$31,846,414
iShares 1-3 Year Treasury Bond ETF(a)	181,965	15,721,776
iShares Agency Bond ETF(a)	61,626	7,363,074
		54,931,264
International Fixed Income — 10.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	176,462	20,090,199

Investment Grade Bonds — 11.8%
iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	428,286	23,607,124

Mortgage-Backed Securities — 30.3%
iShares MBS ETF(a)	548,576	60,502,447

Non-Investment Grade Bonds — 20.4%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	468,944	40,784,060

Total Investment Companies — 100.0%
(Cost: $201,726,883)		199,915,094

Short-Term Investments

Money Market Funds — 20.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	41,327,626	41,352,423

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	50,000	$50,000
		41,402,423
Total Short-Term Investments — 20.7%
(Cost: $41,402,366)		41,402,423

Total Investments in Securities — 120.7%
(Cost: $243,129,249)		241,317,517

Other Assets, Less Liabilities — (20.7)%		(41,318,103)

Net Assets — 100.0%		$199,999,414

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,104,607	$—		$(18,751,552	)(a)	$(5,100)	$4,468	$41,352,423	41,327,626	$26,374	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,000	25,000	(a)	—		—	—	50,000	50,000	49		—
iShares 10-20 Year Treasury Bond ETF	21,239,537	14,109,800		(1,884,580)		(33,749)	(1,584,594)	31,846,414	206,139	482,566		—
iShares 1-3 Year Treasury Bond ETF	4,923,658	11,640,110		(838,466)		5,039	(8,565)	15,721,776	181,965	13,937		—
iShares 1-5 Year Investment Grade Corporate Bond ETF	27,154,577	2,638,963		(6,303,386)		35,336	81,634	23,607,124	428,286	138,581		—
iShares Agency Bond ETF	22,930,249	1,216,956		(16,729,189)		(34,597)	(20,345)	7,363,074	61,626	95,566		—
iShares Broad USD High Yield Corporate Bond ETF(c)	18,507,137	508,328		(19,573,758)		636,502	(78,209)	—	—	87,856		—
iShares iBoxx $ High Yield Corporate Bond ETF	19,608,879	22,625,198		(2,333,460)		27,283	856,160	40,784,060	468,944	411,930		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	18,665,663	2,109,475		(1,325,814)		11,306	629,569	20,090,199	176,462	206,485		—

Schedule of Investments (unaudited) (continued)	iShares® Yield Optimized Bond ETF
January 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
iShares MBS ETF	$57,835,525	$6,362,526	$(3,707,364)	$59,621	$(47,861)	$60,502,447	548,576	$206,754	$—
				$701,641	$(167,743)	$241,317,517		$1,670,098	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$199,915,094	$—	$—	$199,915,094
Money Market Funds	41,402,423	—	—	41,402,423
	$241,317,517	$—	$—	$241,317,517

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